Document and Entity Information	May 08, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001719489
Document Type	8-K
Document Period End Date	May 08, 2023
Entity Registrant Name	KALEYRA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38320
Entity Tax Identification Number	82-3027430
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	1 917
Local Phone Number	508 9185
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KLR
Security Exchange Name	NYSE
Warrants At An Exercise Price Of 40.25 Per Share Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, at an exercise price of $40.25 per share of Common Stock
Trading Symbol	KLR WS
Security Exchange Name	NYSEAMER